iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  74 .4%
Antero Resources Corp.
(a) (b)
................... 433,836 $ 13,444,578
APA Corp. .............................. 505,145 23,580,169
California Resources Corp. ................... 115,434 5,022,533
Callon Petroleum Co.
(a)
...................... 80,342 2,979,885
Chesapeake Energy Corp. ................... 168,391 15,891,059
Chord Energy Corp. ........................ 65,370 8,943,270
Civitas Resources, Inc. ...................... 81,571 4,725,408
CNX Resources Corp.
(a)
..................... 283,557 4,775,100
Comstock Resources, Inc. .................... 143,514 1,967,577
ConocoPhillips ........................... 1,684,850 198,812,300
Coterra Energy, Inc. ........................ 1,238,804 30,437,414
Denbury, Inc.
(a)
........................... 78,244 6,808,793
Devon Energy Corp. ........................ 742,962 45,699,593
Diamondback Energy, Inc. .................... 276,522 37,822,679
Earthstone Energy, Inc. A , Class A
(a) (b)
............ 59,893 852,277
EOG Resources, Inc. ....................... 794,212 102,866,338
EQT Corp. .............................. 576,686 19,509,287
Gulfport Energy Corp.
(a) (b)
.................... 18,007 1,326,035
Hess Corp. .............................. 354,198 50,232,360
Kosmos Energy Ltd.
(a) (b)
...................... 716,280 4,555,541
Laredo Petroleum, Inc.
(a) (b)
.................... 26,607 1,368,132
Magnolia Oil & Gas Corp. , Class A .............. 262,170 6,147,887
Marathon Oil Corp.
(b)
....................... 997,791 27,010,202
Matador Resources Co.
(b)
.................... 176,368 10,095,304
Murphy Oil Corp. .......................... 229,589 9,874,623
Northern Oil and Gas, Inc. .................... 106,444 3,280,604
Ovintiv, Inc. .............................. 390,058 19,779,841
PDC Energy, Inc. .......................... 144,774 9,190,254
Permian Resources Corp. , Class A
(b)
............. 321,829 3,025,193
Pioneer Natural Resources Co. ................ 321,259 73,372,343
Range Resources Corp. ..................... 379,648 9,498,793
SM Energy Co. ........................... 192,932 6,719,822
Southwestern Energy Co.
(a)
................... 1,733,894 10,143,280
Talos Energy, Inc.
(a)
........................ 102,725 1,939,448
Tellurian, Inc.
(a) (b)
.......................... 803,896 1,350,545
Texas Pacific Land Corp. ..................... 9,684 22,701,523
795,749,990
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  18 .8%
Clean Energy Fuels Corp.
(a) (b)
.................. 277,897 $ 1,445,064
CVR Energy, Inc. .......................... 46,105 1,444,931
Delek U.S. Holdings, Inc. .................... 109,497 2,956,419
HF Sinclair Corp.
(b)
......................... 211,304 10,964,565
Marathon Petroleum Corp. ................... 633,710 73,757,507
Par Pacific Holdings, Inc.
(a)
................... 87,426 2,032,654
PBF Energy, Inc. , Class A .................... 179,574 7,323,028
Phillips 66 ............................... 463,404 48,231,088
Valero Energy Corp. ........................ 393,842 49,962,796
World Fuel Services Corp. .................... 97,284 2,658,772
200,776,824
a
Oil & Gas Storage & Transportation  —  6 .5%
Cheniere Energy, Inc. ....................... 283,503 42,514,110
Targa Resources Corp. ...................... 355,719 26,145,346
68,659,456
a
Total Long-Term  Investments — 99.7%
(Cost: $ 959,284,603 ) ................................ 1,065,186,270
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 14,963,732 14,968,221
a
Total Short-Term Securities — 1.4%
(Cost: $ 14,965,212 ) ................................. 14,968,221
Total Investments — 101.1%
(Cost: $ 974,249,815 ) ................................ 1,080,154,491
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (11,812,675)
Net Assets — 100.0% ................................. $ 1,068,341,816
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 2,984,384  $ 11,984,558
(a)
$ —  $ (3,133) $ 2,412  $ 14,968,221  14,963,732  $ 16,006
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
..... 1,490,000  —  (1,490,000)
(a)
—  —  —  —  27,709  2
$ (3,133) $ 2,412
$ 14,968,221
$ 43,715  $ 2

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Oil & Gas Exploration & Production ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 32 03/17/23 $ 2,945 $ 60,948
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,065,186,270  $ —  $ —  $ 1,065,186,270
Short-Term Securities
Money Market Funds ...................................... 14,968,221  —  —  14,968,221
$ 1,080,154,491  $ —  $ —  $ 1,080,154,491
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 60,948  $ —  $ —  $ 60,948
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.